Cover Non-Printing	Jun. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Postal Zip Code	00000